Organization	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1. Organization:

BioPower Corporation (“BioPower” or the “Company”) was incorporated in the State of Florida on September 13, 2010. On January 5, 2011, the Company re-domiciled to Nevada and formed BioPower Operations Corporation, a Nevada corporation. On January 6, 2011, the shareholders of BioPower Corporation contributed their shares of BioPower Corporation to BioPower Operations Corporation and BioPower Corporation became a wholly owned subsidiary.

On October 24, 2014, the Company executed a Share Exchange Agreement (“SEA”) with Green3Power Holdings Company (“G3P”) to acquire G3P and its wholly owned subsidiaries Green3Power Operations Inc., a Delaware corporation (“G3P OPS”), and Green3Power International Company, a Nevis corporation (“G3PI”). This transaction was a stock for stock exchange (the “Exchange”), which was accounted for as an acquisition and recorded as an expense based on the fair value of the Company’s common stock as of the date of the exchange. Also exchanged was one share of the Company’s Series B preferred stock, which is convertible into common shares two years from the date of the SEA, if certain milestones are met as required by the SEA. No value was attributed to the preferred share. We conduct all of our operations through G3P and its subsidiaries which are primarily engaged in the development of waste-to-energy projects and services including design, permitting, equipment procurement, construction management and operations and maintenance of the intended facilities. We intend to hold equity interests in the waste-to-energy facilities on a global basis and operate and maintain the facilities. A second business unit is focused on providing waste remediation services globally.

The Company’s fiscal year end is November 30.

On January 6, 2011, we acquired 100% of BioPower Corporation (“BC”), a Florida corporation incorporated on September 13, 2010, by our then-CEO and Director contributing 100% of the outstanding shares to the Company. As a result, BC became a wholly owned subsidiary of the Company.

On May 12, 2012, the Company formed FTZ Energy Exchange Inc., a wholly owned subsidiary, for the future development of an energy exchange. On June 7, 2012, the Company’s then-Chief Executive Officer contributed 100% of his member interest in FTZ Exchange, LLC (“FTZ”), a wholly owned subsidiary, to the Company for no consideration. FTZ is a licensing company that licenses business know-how and technology to build transaction fee-based exchanges for the sale of products and services in vertical markets.

On August 2, 2012, the Company formed Agribopo, Inc., a wholly owned subsidiary, for the development of biomass related projects. On November 27, 2012, the Company entered into a non-exclusive global license with Advanced Green Technologies, LLC to convert biomass wastes from animals, humans and cellulosic biomass to cellulosic ethanol, fertilizer and other derivative products.

On October 24, 2014, the Company entered into the SEA with G3P to acquire G3P and its wholly owned subsidiaries, G3P OPS and G3PI through the Exchange.

By October 24, 2016, G3P had failed to meet the provisions of the SEA that would allow G3P to take over control of the Company. As a result, the Company’s Board of Directors tried to come to an arrangement to separate BioPower from its subsidiaries, but in the end, decided that it would be in the best interests of the Company’s shareholders to move forward looking for a new acquisition. From October 24, 2016 until February 2017, the Company continued project development of waste-to-energy projects with extremely limited funds. In February 2017, the Company ceased all operations. At that time, we became a shell company.

In 2019, we entered into a memorandum of understanding with WPP Energy GmbH and China Energy Partners, LLC (“CEP”), but after exhausting all efforts we were unable to negotiate a definitive agreement or close the transaction.

On June 29, 2021, we entered into an Asset Purchase Agreement (the “APA”) with Rafael Ben Shaya, Troy MacDonald, Adam Benchaya, Thomas Perez, Tom Saban and Edouard Pouchoy (collectively, Messrs. Ben Shaya, MacDonald, Benchaya, Perez, Saban and Pouchoy are referred to herein as the “Sellers”).

Pursuant to the terms of the APA, the Company agreed to acquire from the Sellers, and the Sellers agreed to sell to the Company, certain assets comprised of the goodwill, intellectual property, business proprietary know-how and trade secrets, intangible property and other assets of Sellers’ business with respect to HyFi, and any and all rights of Sellers in and to the foregoing (the “Assets”), and certain governance/utility virtual tokens (collectively, the “HyFi Tokens”) expected to be used as a means of payment on the HyFi Platform, as hereinafter defined (the “Acquisition”). The “HyFi Platform” refers to the HyFi Decentralized Finance (“DeFi”) exchange marketplace using blockchain platform technology. The DeFi principles are based on an ecosystem of financial services utilizing tokenization and non-fungible tokens (“NFTs”) in connection with qualifying products, licenses and projects.

In addition, the Sellers agreed to (i) pay to the Company, on the closing date of the Acquisition, $300,000 (the “Cash Consideration”), and (ii) transfer to the Company, on the closing date of the Acquisition, 400,000,000 HyFi Tokens (the “HyFi Token Consideration”). The Company used the Cash Consideration to bring the Company into a fully reporting status with the Securities and Exchange Commission (the “SEC”) and for public company operating expenses.

Pursuant to the terms of the APA, the Company agreed to file with the State of Nevada the certificate of designation for the Series C preferred stock on or before the date that is 60 calendar days after the closing of the Acquisition. In exchange for the sale of the Assets and the Cash Consideration, the Company agreed to issue to the Sellers an aggregate of 900,000 Series C preferred shares within 30 calendar days after the State of Nevada provides written confirmation of filing of the certificate of designation for the Series C preferred stock.

Pursuant to the terms of the APA, the parties agreed that the Series C preferred stock will have the following terms, among others:

1. Authorized Shares of Series C Preferred Stock. The number of authorized shares of Series C preferred stock will be 900,000.

2. Conversion. Subject to the other terms and conditions in the certificate of designation, a Series C preferred stock holder will have the right from time to time and at any time following the date that is one year after the date on the signature page of the certificate of designations to convert each outstanding share of Series C preferred stock into 450 shares of Company common stock. Based on the number of shares of common stock issued and outstanding as of June 29, 2021, if all of the 900,000 shares of Series C preferred stock are issued and subsequently converted, the holders of the converted stock will hold 90% of the issued and outstanding shares of common stock.

3. Voting. Except as otherwise set forth in the certificate of designation, each share of Series C preferred stock will, on any matter submitted to the holders of Company common stock, or any class thereof, for a vote, vote together with the common stock, or any class thereof, as applicable, as one class on such matter, and each share of Series C preferred stock will have 450 votes.

4. Dividends. The Series C preferred stock is not entitled to receive dividends or distributions.

The Acquisition closed on June 29, 2021 (the “Closing Date”). On the Closing Date, the Sellers delivered the Cash Consideration and the HyFi Token Consideration.

On August 27, 2021, the Company filed with the State of Nevada a certificate of designations for the Series C preferred stock.

Series A Preferred Stock Redemption Agreement & Senior Promissory Note

Also on the Closing Date, the Company and CEP entered into a share redemption agreement (the “Redemption Agreement”), dated as of June 29, 2021, pursuant to which the Company redeemed one share of the Company’s Series A preferred stock from CEP (the “Series A Share”). On the Closing Date, as provided in the Redemption Agreement, the Company issued to CEP a senior promissory note (the “Note”) in the principal amount of $1,000,000. The Series A Share will be held in escrow. If an Event of Default (as defined in the Note) occurs under the Note, then the Company will direct the escrow agent to release the Series A Share to CEP; provided, however, that CEP will also retain all rights and privileges under the Note (and the Company will remain bound to all obligations under Note) even if the Series A Share is required to be released by the escrow agent to CEP as provided in the Redemption Agreement. For the avoidance of doubt, CEP will regain all rights, title, and interest in and to the Series A Share upon the occurrence of an Event of Default under the Note, regardless of the amount of the outstanding balance owed under the Note at the time of the occurrence of an Event of Default under the Note.

On October 7, 2021, the Company filed a certificate of amendment (the “Certificate of Amendment”) to its amended and restated articles in the State of Nevada and with FINRA, in order to change its corporate name from BioPower Operations Corporation. to HyFi Corp (the “Name Change”). The State of Nevada has officially changed the name of the Company to HYFI Corp. The Name Change and stock symbol change will be effective for Securities and Exchange Commission or trading purposes until it is cleared by the Financial Industry Regulatory Authority (FINRA).

Note 1. Organization:

BioPower Corporation (“BioPower” or the “Company”) was incorporated in the State of Florida on September 13, 2010. On January 5, 2011, the Company re-domiciled to Nevada and formed BioPower Operations Corporation, a Nevada corporation. On January 6, 2011, the shareholders of BioPower Corporation contributed their shares of BioPower Corporation to BioPower Operations Corporation and BioPower Corporation became a wholly owned subsidiary.

On October 24, 2014, the Company executed a Share Exchange Agreement (“SEA”) with Green3Power Holdings Company (“G3P”) to acquire G3P and its wholly owned subsidiaries Green3Power Operations Inc., a Delaware corporation (“G3P OPS”), and Green3Power International Company, a Nevis corporation (“G3PI”). This transaction was a stock for stock exchange (the “Exchange”), which was accounted for as an acquisition and recorded as an expense based on the fair value of the Company’s common stock as of the date of the exchange. Also exchanged was one share of the Company’s Series B preferred stock, which is convertible into common shares two years from the date of the SEA, if certain milestones are met as required by the SEA. No value was attributed to the preferred share. We conduct all of our operations through G3P and its subsidiaries which are primarily engaged in the development of waste-to-energy projects and services including design, permitting, equipment procurement, construction management and operations and maintenance of the intended facilities. We intend to hold equity interests in the waste-to-energy facilities on a global basis and operate and maintain the facilities. A second business unit is focused on providing waste remediation services globally.

The Company’s fiscal year end is November 30.

On January 6, 2011, we acquired 100% of BioPower Corporation (“BC”), a Florida corporation incorporated on September 13, 2010, by our then-CEO and Director contributing 100% of the outstanding shares to the Company. As a result, BC became a wholly owned subsidiary of the Company.

On May 12, 2012, the Company formed FTZ Energy Exchange Inc., a wholly owned subsidiary, for the future development of an energy exchange. On June 7, 2012, the Company’s then-Chief Executive Officer contributed 100% of his member interest in FTZ Exchange, LLC (“FTZ”), a wholly owned subsidiary, to the Company for no consideration. FTZ is a licensing company that licenses business know-how and technology to build transaction fee-based exchanges for the sale of products and services in vertical markets.

On August 2, 2012, the Company formed Agribopo, Inc., a wholly owned subsidiary, for the development of biomass related projects. On November 27, 2012, the Company entered into a non-exclusive global license with Advanced Green Technologies, LLC to convert biomass wastes from animals, humans and cellulosic biomass to cellulosic ethanol, fertilizer and other derivative products.

On October 24, 2014, the Company entered into the SEA with G3P to acquire G3P and its wholly owned subsidiaries, G3P OPS and G3PI through the Exchange.

By October 24, 2016, G3P had failed to meet the provisions of the SEA that would allow G3P to take over control of the Company. As a result, the Company’s Board of Directors tried to come to an arrangement to separate BioPower from its subsidiaries, but in the end, decided that it would be in the best interests of the Company’s shareholders to move forward looking for a new acquisition. From October 24, 2016 until February 2017, the Company continued project development of waste-to-energy projects with extremely limited funds. In February 2017, the Company ceased all operations. At that time, we became a shell company.

In 2019, we entered into a memorandum of understanding with WPP Energy GmbH and China Energy Partners, LLC (“CEP”), but after exhausting all efforts we were unable to negotiate a definitive agreement or close the transaction.

On June 29, 2021, we entered into an Asset Purchase Agreement (the “APA”) with Rafael Ben Shaya, Troy MacDonald, Adam Benchaya, Thomas Perez, Tom Saban and Edouard Pouchoy (collectively, Messrs. Ben Shaya, MacDonald, Benchaya, Perez, Saban and Pouchoy are referred to herein as the “Sellers”).

Pursuant to the terms of the APA, the Company agreed to acquire from the Sellers, and the Sellers agreed to sell to the Company, certain assets comprised of the goodwill, intellectual property, business proprietary know-how and trade secrets, intangible property and other assets of Sellers’ business with respect to HyFi, and any and all rights of Sellers in and to the foregoing (the “Assets”), and certain governance/utility virtual tokens (collectively, the “HyFi Tokens”) expected to be used as a means of payment on the HyFi Platform, as hereinafter defined (the “Acquisition”). The “HyFi Platform” means a decentralized finances (“DeFi”) exchange marketplace using blockchain platform technology. The DeFi principles are based on an ecosystem of financial services utilizing tokenization and non-fungible tokens (“NFTs”) for production, licenses, projects and commodities across vertical and horizontal markets.

In addition, the Sellers agreed to (i) pay to the Company, on the closing date of the Acquisition, $300,000 (the “Cash Consideration”), and (ii) transfer to the Company, on the closing date of the Acquisition, 400,000,000 HyFi Tokens (the “HyFi Token Consideration”). The Company used the Cash Consideration to bring the Company into a fully reporting status with the Securities and Exchange Commission (the “SEC”) and for public company operating expenses.

Pursuant to the terms of the APA, the Company agreed to file with the State of Nevada the certificate of designation for the Series C preferred stock on or before the date that is 60 calendar days after the closing of the Acquisition. In exchange for the sale of the Assets and the Cash Consideration, the Company agreed to issue to the Sellers an aggregate of 900,000 Series C preferred shares within 30 calendar days after the State of Nevada provides written confirmation of filing of the certificate of designation for the Series C preferred stock.

Pursuant to the terms of the APA, the parties agreed that the Series C preferred stock will have the following terms, among others:

1. Authorized Shares of Series C Preferred Stock. The number of authorized shares of Series C preferred stock will be 900,000.

2. Conversion. Subject to the other terms and conditions in the certificate of designation, a Series C preferred stock holder will have the right from time to time and at any time following the date that is one year after the date on the signature page of the certificate of designations to convert each outstanding share of Series C preferred stock into 450 shares of Company common stock. Based on the number of shares of common stock issued and outstanding as of June 29, 2021, if all of the 900,000 shares of Series C preferred stock are issued and subsequently converted, the holders of the converted stock will hold 90% of the issued and outstanding shares of common stock.

3. Voting. Except as otherwise set forth in the certificate of designation, each share of Series C preferred stock will, on any matter submitted to the holders of Company common stock, or any class thereof, for a vote, vote together with the common stock, or any class thereof, as applicable, as one class on such matter, and each share of Series C preferred stock will have 450 votes.

4. Dividends. The Series C preferred stock is not entitled to receive dividends or distributions.

The Acquisition closed on June 29, 2021 (the “Closing Date”). On the Closing Date, the Sellers delivered the Cash Consideration and the HyFi Token Consideration.

On August 27, 2021, the Company filed with the State of Nevada a certificate of designations for the Series C preferred stock.

Series A Preferred Stock Redemption Agreement & Senior Promissory Note

Also on the Closing Date, the Company and CEP entered into a share redemption agreement (the “Redemption Agreement”), dated as of June 29, 2021, pursuant to which the Company redeemed one share of the Company’s Series A preferred stock from CEP (the “Series A Share”). On the Closing Date, as provided in the Redemption Agreement, the Company issued to CEP a senior promissory note (the “Note”) in the principal amount of $1,000,000. The Series A Share will be held in escrow. If an Event of Default (as defined in the Note) occurs under the Note, then the Company will direct the escrow agent to release the Series A Share to CEP; provided, however, that CEP will also retain all rights and privileges under the Note (and the Company will remain bound to all obligations under Note) even if the Series A Share is required to be released by the escrow agent to CEP as provided in the Redemption Agreement. For the avoidance of doubt, CEP will regain all rights, title, and interest in and to the Series A Share upon the occurrence of an Event of Default under the Note, regardless of the amount of the outstanding balance owed under the Note at the time of the occurrence of an Event of Default under the Note.